UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03324

The Guardian Cash Fund, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004
(Address of principal executive offices)	(Zip code)

Frank L. Pepe	Thomas G. Sorell
The Guardian Cash Fund, Inc.	The Guardian Cash Fund, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Shareholders follows.

■ The Guardian Cash Fund	Semiannual Report To Contractowners

Alexander M. Grant, Jr.,

Portfolio Manager

Objective:

Seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity

Portfolio:

Short-term money market instruments

Inception Date:

November 10, 1981

Net Assets at

June 30, 2005:

$281,033,531

Portfolio Statistics  (As of 6/30/05)

Yields:
Current 7 Day Yield	2.60%
Effective 7-Day Yield	2.63%
Average Maturity:
Average Maturity (days)	33

Sector Allocation  (As of 6/30/05)

Average Annual Total Returns  (For periods ended 6/30/05)

	Year to Date	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 11/10/1981
The Guardian Cash Fund	1.07%	1.66%	1.06%	2.10%	3.61%	5.50%
Lehman Brothers 3-Month Treasury Bill Index	1.28%	2.12%	1.53%	2.63%	4.01%	5.73%

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The Lehman Brothers 3-Month Treasury Bill Index is generally considered representative of the average yield of three-month Treasury Bills. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.
•	Yields are annualized historical figures. Effective yield assumes reinvested income. Yields will vary as interest rates change. Past performance is not indicative of future results.
•	Shares of The Guardian Cash Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Association (NCUA), the Federal Reserve Board or any other agency. Although the Fund seeks to preserve the value of an investment at $10.00 per share, it is possible to lose money investing in the Fund.

THE GUARDIAN CASH FUND	1

■ The Guardian Cash Fund	Semiannual Report To Contractowners

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,010.70	$2.84	0.57%
Hypothetical (5% return before expenses)	$1,000	$1,021.97	$2.86	0.57%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

2	THE GUARDIAN CASH FUND

■	The Guardian Cash Fund, Inc.

Schedule of Investments

June 30, 2005 (Unaudited)

Corporate Bonds — 7.7%
Principal Amount		Maturity Date	Value

Capital Markets — 0.7%
$ 1,800,000	Goldman Sachs Group LP 8.25%	8/15/2005	$1,810,481

Conglomerates — 1.1%
2,990,000	General Electric Capital Corp. 6.80%	11/1/2005	3,020,582

Financial–Banks — 4.6%
5,000,000	Citicorp 7.125%	9/1/2005	5,029,855
3,000,000	First Union Corp. 7.05%	8/1/2005	3,010,536
5,000,000	First Union National Bank 3.45%	7/13/2005	5,004,084

			13,044,475

Food Products — 0.9%
2,600,000	Unilever NV 6.875%	11/1/2005	2,629,524

Machinery–Industrial Specialty — 0.4%
1,000,000	Caterpillar Fin. Svcs. 2.65%	1/30/2006	993,550

	Total Corporate Bonds (Cost $21,498,612)		21,498,612

Certificates of Deposit — 7.1%
$ 5,000,000	Bank of America NA 3.18%	8/17/2005	$5,000,000
5,000,000	Depfa Bank PLC 3.23%	8/23/2005	5,000,000
5,000,000	Societe Generale NA 3.10%	6/7/2006	5,000,000
5,000,000	Washington Mutual 3.50%	11/18/2005	5,000,000

	Total Certificates of Deposit (Cost $20,000,000)		20,000,000

U.S. Government Security — 1.8%
U.S. Government Agency Security — 1.8%
$ 5,000,000	FNMA 2.32% (Cost $5,000,000)	9/30/2005	$5,000,000

Commercial Paper — 64.4%
ASSET BACKED — 6.4%
$ 2,002,000	Barton Capital Corp. 3.14%	7/1/2005	$2,002,000
5,000,000	3.17%	7/13/2005	4,994,716
5,970,000	Sheffield Receivables Corp. 3.05%	7/5/2005	5,967,977
5,000,000	Surrey Funding Corp. 3.08%	7/6/2005	4,997,861

	TOTAL ASSET BACKED		17,962,554

FINANCIAL — 24.7%
Automotive — 1.8%
$ 5,000,000	Toyota Motor Credit Corp. 3.32%	8/29/2005	$4,972,795

Principal Amount		Maturity Date	Value

Capital Markets — 3.5%
$ 5,000,000	Goldman Sachs Group LP 3.24%	7/21/2005	$4,991,000
5,000,000	J.P. Morgan Chase 3.27%	8/22/2005	4,976,383

			9,967,383

Diversified Financial Services — 1.8%
5,000,000	Citigroup 3.06%	7/1/2005	5,000,000

Finance Companies — 3.6%
5,000,000	Siemens Capital Corp. 2.97%	7/1/2005	5,000,000
5,000,000	USAA Capital Corp. 3.10%	7/5/2005	4,998,278

			9,998,278

Financial–Banks — 10.5%
5,000,000	Abbey National NA LLC 3.07%	7/12/2005	4,995,310
5,000,000	BNP Paribas Finance 3.017%	7/1/2005	5,000,000
9,100,000	Dexia Delaware LLC 3.06%	7/7/2005	9,095,359
5,000,000	Dresdner Bank AG 3.205%	8/23/2005	4,976,408
348,864	Societe Generale NA 3.15%	8/12/2005	347,582
5,000,000	UBS Finance, Inc. 3.265%	8/11/2005	4,981,407

			29,396,066

Financial–Other — 3.5%
5,000,000	Countrywide Fin. Corp. 3.30%	7/27/2005	4,988,083
5,000,000	Govco, Inc. 3.15%	8/8/2005	4,983,375

			9,971,458

	TOTAL FINANCIAL		69,305,980

INDUSTRIAL — 33.3%
Automotive — 3.5%
$ 5,000,000	American Honda Fin. Corp. 3.01%	7/7/2005	$4,997,492
5,000,000	BMW US Capital LLC 3.16%	7/19/2005	4,992,100

			9,989,592

Beverage — 3.5%
5,000,000	Coca-Cola Enterprises, Inc. 3.02%	7/5/2005	4,998,322
5,000,000	PepsiCo., Inc. 3.03%	7/5/2005	4,998,317

			9,996,639

Computer Systems — 1.8%
5,000,000	Hewlett Packard Co. 3.10%	7/26/2005	4,989,236

Conglomerates — 1.8%
5,000,000	General Electric Capital Corp. 2.99%	7/11/2005	4,995,847

See notes to financial statements.

3

■	The Guardian Cash Fund, Inc.

Schedule of Investments (Continued)

June 30, 2005 (Unaudited)

Principal Amount		Maturity Date	Value

Consumer Products — 1.8%
$ 5,000,000	L’Oreal USA, Inc. 3.26%	8/1/2005	$4,985,964

Electronics and Instruments — 1.8%
5,000,000	Sharp Electronics 3.23%	8/8/2005	4,982,953

Food and Staples Retailing — 1.8%
5,000,000	Wal-Mart Stores, Inc. 3.08%	7/5/2005	4,998,289

Food Products — 1.8%
5,000,000	Nestle Capital Corp. 2.965%	7/1/2005	5,000,000

Health Care Equipment and Supplies — 1.4%
3,850,000	Medtronic, Inc. 3.12%	7/7/2005	3,847,998

Household Durables — 1.8%
5,000,000	Stanley Works 3.09%	7/18/2005	4,992,704

Machinery–Industrial Specialty — 1.8%
5,000,000	Caterpillar Fin. Svcs. 3.15%	8/16/2005	4,979,875

Media — 1.8%
5,000,000	Gannett Co., Inc. 3.08%	7/5/2005	4,998,289

Pharmaceuticals — 3.5%
5,000,000	Alcon Fin. 3.17%	7/26/2005	4,988,993
5,000,000	Novartis 3.25%	7/7/2005	4,997,292

			9,986,285

Transport Services — 1.7%
5,000,000	Netjets, Inc. 3.33%	9/9/2005	4,967,625

Utilities–Electric and Water — 3.5%
5,000,000	National Rural Utilities Coop. Fin. 3.25%	7/28/2005	4,987,812
5,000,000	Southern Co. 3.16%	7/18/2005	4,992,539

			9,980,351

	TOTAL INDUSTRIAL		93,691,647

	Total Commercial Paper (Cost $180,960,181)		180,960,181

Taxable Municipal Securities — 17.4%
Principal Amount		Reset Date*	Value
California — 1.5%
$ 2,195,000	California Housing Fin. Agency 3.31%	7/6/2005	$2,195,000
2,000,000	Sacramento Cnty., CA 3.31%	7/6/2005	2,000,000

			4,195,000

Principal Amount		Reset Date*	Value

Colorado — 3.5%
	Colorado Housing & Fin. Auth.
$ 4,940,000	3.32%	7/6/2005	$4,940,000
5,000,000	3.32%	7/6/2005	5,000,000

			9,940,000

Connecticut — 0.9%
2,500,000	Connecticut St. Housing & Fin. Auth. 3.31%	7/7/2005	2,500,000

Michigan — 1.4%
4,000,000	Michigan St. Housing Dev. Auth. 3.32%	7/6/2005	4,000,000

New York — 6.3%
12,240,000	New York City Trans. 3.32%	7/6/2005	12,240,000
5,525,000	New York St. Dormitory Auth. Rev. 3.32%	7/7/2005	5,525,000

			17,765,000

Utah — 3.8%
6,035,000	Utah Housing Corp. Single Family 3.32%	7/6/2005	6,035,000
4,485,000	Utah St. Housing Fin. Agency 3.32%	7/6/2005	4,485,000

			10,520,000

	Total Taxable Municipal Securities (Cost $48,920,000)		48,920,000

Repurchase Agreement — 1.4%
Principal Amount			Value
$ 4,039,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $4,039,359 at 3.20% due 7/1/2005 (1) (Cost $4,039,000)		$4,039,000

Total Investments — 99.8% (Cost $280,417,793)			280,417,793
Cash, Receivables and Other Assets Less Liabilities — 0.2%			615,738

Net Assets — 100%			$281,033,531

*	Floating rate note. The rate shown is the rate in effect at June 30, 2005.
(1)	The repurchase agreement is collateralized by $4,010,000 in U.S. Government Agency 4.65%, due 10/10/13, with a value of $4,120,500.

See notes to financial statements.

4

■	The Guardian Cash Fund, Inc.

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)

ASSETS
Investments, at market (cost $280,417,793)	$280,417,793
Cash	572
Interest receivable	731,114
Receivable for fund shares sold	84,697
Other assets	15,185

Total Assets	281,249,361

LIABILITIES
Accrued expenses	66,996
Payable for fund shares redeemed	33,732
Due to GIS	115,102

Total Liabilities	215,830

Net Assets	$281,033,531

COMPONENTS OF NET ASSETS
Capital stock, at par	$2,810,335
Additional paid-in capital	278,223,196

Net Assets	$281,033,531

Shares Outstanding — $0.10 Par Value	28,103,353

Net Asset Value Per Share	$10.00

Statement of Operations

Six Months Ended

June 30, 2005 (Unaudited)

INVESTMENT INCOME
Interest	$3,853,192

Expenses:
Investment advisory fees — Note B	708,481
Custodian fees	43,566
Printing expense	17,371
Directors’ fees — Note B	12,679
Other	27,617

Total Expenses	809,714

NET INVESTMENT INCOME, REPRESENTING NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,043,478

See notes to financial statements.

5

■	The Guardian Cash Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$3,043,478	$2,710,195

Dividends to Shareholders from:
Net investment income	(3,043,478)	(2,710,195)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note D	(14,766,654)	(60,471,164)

Net Decrease in Net Assets	(14,766,654)	(60,471,164)

NET ASSETS:

Beginning of period	295,800,185	356,271,349

End of period	$281,033,531	$295,800,185

See notes to financial statements.

6

■	The Guardian Cash Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31, (Audited)
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income	0.11		0.08	0.07	0.12	0.35	0.59

Dividends to Shareholders from:
Net investment income	(0.11)		(0.08)	(0.07)	(0.12)	(0.35)	(0.59)

Net asset value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total return*	1.07	%(a)	0.85%	0.66%	1.25%	3.58%	6.01%

Ratios/supplemental data:
Net assets, end of period (000’s omitted)	$281,034		$295,800	$356,271	$492,713	$515,223	$423,038
Ratio of expenses to average net assets	0.57	%(b)	0.57%	0.56%	0.55%	0.55%	0.54%
Ratio of net investment income to average net assets	2.15	%(b)	0.84%	0.67%	1.24%	3.43%	5.85%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

7

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements

June 30, 2005 (Unaudited)

Note A.	Organization and Accounting Policies

The Guardian Cash Fund, Inc. (the Fund or GCF) is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

Shares of GCF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Repurchase agreements are carried at cost which approximates market value (see Note C). GCF values its investments based on amortized cost which approximates market value in accordance with Rule 2a-7 under the 1940 Act.

Investment transactions are recorded on the date of purchase or sale.

Dividend Distributions

Dividends from net investment income, which includes any net realized capital gains or losses, are declared and accrued daily and paid monthly on the last business day of each month. All dividends and distributions are credited in the form of additional shares of GCF.

Distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

GCF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

Note B.	Investment Advisory Agreement and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of .50% of the average daily net assets of the Fund. GCF pays GIS investment advisory fees at an annual rate of .50% of its average daily net assets for the first $500 million and at an annual rate of .45% in excess of $500 million of its average daily net assets.

In approving the continuation of the investment advisory agreement, the Board reviewed and discussed materials prepared by the investment adviser and a report furnished by an independent mutual fund rating firm comparing the Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Fund and any economies of scale and fall-out benefits. The Board considered: (i) the nature, extent and quality of services provided to the Fund by the investment adviser and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Fund and the adviser’s employment of knowledgeable personnel and determined that performance of the Fund was satisfactory, and where performance was less than satisfactory, the management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded

8

■	The Guardian Cash Fund, Inc.

Notes to Financial Statements (Continued)

June 30, 2005 (Unaudited)

that the advisory fee was reasonable; and (iv) the extent to which economies of scale could be realized and whether the fee level reflects economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser. The Independent Directors of the Fund were assisted by independent legal counsel in their deliberations.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GCF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GCF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note D.	Transactions in Capital Stock

There are 100,000,000 shares of $0.10 par value capital stock authorized for GCF. Transactions in capital stock were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004 (Audited)
	Shares		Amount
Shares sold	7,508,984	16,290,918	$75,089,838	$162,909,178
Shares issued in reinvestment of dividends	304,348	271,019	3,043,478	2,710,195
Shares repurchased	(9,289,997)	(22,609,054)	(92,899,970)	(226,090,537)

Net decrease	(1,476,665)	(6,047,117)	$(14,766,654)	$(60,471,164)

9

■	The Guardian Cash Fund, Inc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by calling Guardian Investor Services LLC (GIS) at 1-800-221-3253 or by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in report and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of any of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

10

ITEM 2.	CODE OF ETHICS.

Not applicable for semiannual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semiannual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in response to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc.

By:	/s/ THOMAS G. SORELL
Thomas G. Sorell
President of The Guardian Cash Fund, Inc.

Date: September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS G. SORELL
Thomas G. Sorell
President of The Guardian Cash Fund, Inc.

Date: September 6, 2005

By:	/s/ FRANK L. PEPE
Frank L. Pepe
Vice President and Treasurer of The Guardian Cash Fund, Inc.

Date: September 6, 2005